Salaries and personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of salaries and personnel expenses

(in USD millions, except average number of employees)	2024	2023	2022

Salaries1)	3,197	2,876	2,875
Pension costs2)	495	441	459
Payroll tax	538	511	433
Other compensations and social costs	381	375	324

Total payroll expenses	4,610	4,203	4,090

Average number of employees3)	24,400	23,000	21,900

1) Salaries include bonuses and expatriate costs in addition to base pay.
2) See note 22 Pensions.
3) Part time employees amount to 2% for 2024, 2% for 2023 and 3% for 2022.

Schedule of remuneration to members of the BoD and the CEC

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)
	Full year
(in USD million)1)	2024	2023	2022

Current employee benefits	11.1	10.7	12.9
Post-employment benefits	0.3	0.3	0.4
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	0.2	0.3	0.2

Total benefits	11.6	11.3	13.5

1) All figures in the table are presented on accrual basis.